Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 2500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	23.06%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	28.20%
Hilton Small-MidCap Opportunity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	25.07%
Performance Inception Date		Nov. 28, 2023
Hilton Small-MidCap Opportunity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	24.93%
Hilton Small-MidCap Opportunity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.59%	19.15%